COMMITMENTS AND CONTINGENCIES - Commitments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Property, plant and equipment
Purchase commitments
2025	$ 686,436
2026	35,295
2027	21,249
Total	742,980
Construction commitments
Purchase commitments
2025	316,467
2026	43,637
Total	$ 360,104